GuideMark® Opportunistic Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2019

Principal
Amount		Value
	ASSET BACKED SECURITIES - 0.97%
473,333	Textainer Marine Containers VII Ltd.
	Series 2019-1A, 3.960%, 04/20/2044 (d)	$477,237
	Total Asset Backed Securities (Cost $473,178)	477,237

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.27%
574,101	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	518,935
504,253	Banc of America Funding Corp.
	Series 2007-3, 5.831%, 04/25/2037 (a)	501,943
623,365	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	481,532
127,554	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
	Series 2006-AR1, 3.838%, 02/25/2036 (a)	125,374
285,903	Exantas Capital Corp Ltd.
	Series 2019-RSO7, 2.737% (1 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2036 (b)(c)(d)	286,243
272,084	First Horizon Alternative Mortgage Securities Trust
	Series 2007-FA4, 6.250%, 08/25/2037	202,004
	GSR Mortgage Loan Trust
471,653	Series 2006-9F, 6.500%, 10/25/2036	373,892
184,630	Series 2007-4F, 6.000%, 07/25/2037	162,916
473,221	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	346,148
214,896	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 4.029%, 03/25/2035 (a)	218,751
4,967,074	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2012-C8, 1.757%, 10/17/2045 (a)(n)	191,071
379,671	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	390,585
159,891	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 4.198%, 01/25/2036 (a)	158,679
466,364	Morgan Stanley Mortgage Loan Trust
	Series 2007-12, 6.250%, 08/25/2037	353,689
	Residential Asset Securitization Trust
599,770	Series 2007-A2, 6.000%, 04/25/2037	521,412
442,290	Series 2007-A6, 6.000%, 06/25/2037	380,660
789,312	Series 2007-A7, 6.000%, 07/25/2037	482,840
753,312	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (j)	390,693
326,905	Washington Mutual Asset-Backed Certificates Trust
	Series 2006-HE3, 1.947% (1 Month LIBOR USD + 0.155%, 0.155% Floor), 08/25/2036 (b)	308,468
154,854	Washington Mutual Mortgage Pass-Through Certificates Trust
	Series 2006-5, 6.000%, 07/25/2036	147,726
	Total Collateralized Mortgage Obligations (Cost $8,092,552)	6,543,561

Number of Shares
	COMMON STOCKS - 0.00%
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (c)(e)(f)(g)	0
1,336,186	K2016470219 - Class B (c)(e)(f)(g)	0
	Total Common Stocks (Cost $0)	0

Principal
Amount
	CORPORATE OBLIGATIONS - 0.05%
	Specialty Retail - 0.05%
	K2016470219 South Africa, Ltd.
975,267	3.000% Cash or 3.000% PIK, 12/31/2022 (c)(d)	9,753
188,341	8.000% Cash or 8.000% PIK, 12/31/2022 (c)(d)	3,169
252,841	K2016470260 South Africa, Ltd.
	25.000% Cash or 25.000% PIK, 12/31/2022 (c)(d)	9,481
		22,403
	Total Corporate Obligations (Cost $2,082,741)	22,403

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 27.98%
240,090	Argentina POM Politica Monetaria
	56.589% (ARLLMONP + 0.000%), 06/21/2020 (b)(c)(h)	2,652
	Argentine Bonos del Tesoro
6,954,000	18.200%, 10/03/2021 (c)	44,640
10,209,900	16.000%, 10/17/2023 (c)	60,296
22,986,100	15.500%, 10/17/2026 (c)	131,178
9,000	Bonos de la Nacion Argentina con Ajuste por CER
	4.000%, 03/06/2020 (c)(l)	240
90,000	Bonos de la Nacion Argentina en Moneda Dua
	4.500%, 02/13/2020 (m)	50,962
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	50,235
	Colombian TES
583,000,000	10.000%, 07/24/2024	210,388
296,500,000	7.500%, 08/26/2026	98,581
342,500,000	6.000%, 04/28/2028	103,829
1,946,000,000	7.750%, 09/18/2030	655,643
	Ghana Government Bond
	Ghana Treasury Note
460,000	16.500%, 02/17/2020	80,707
120,000	16.500%, 03/16/2020	21,223
	India Government Bond
23,000,000	8.150%, 06/11/2022	336,373
7,000,000	8.080%, 08/02/2022	102,527
2,000,000	6.840%, 12/19/2022	28,505
74,000,000	8.830%, 11/25/2023	1,121,059
15,000,000	7.680%, 12/15/2023	218,847
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	704,088
1,500,000,000	7.000%, 05/15/2022	110,130
890,000,000	5.625%, 05/15/2023	63,075
22,083,000,000	8.375%, 09/15/2026	1,713,884
	Korea Treasury Bond
165,000,000	4.250%, 06/10/2021	148,567
581,500,000	3.375%, 09/10/2023	537,057
459,000,000	3.500%, 03/10/2024	428,963
267,000,000	3.000%, 09/10/2024	246,691
	Mexican Bonos
11,000	8.000%, 06/11/2020	58,543
7,600	6.500%, 06/10/2021	40,080
201,700	7.250%, 12/09/2021	1,076,640
179,500	6.500%, 06/09/2022	944,783
158,000	8.000%, 12/07/2023	871,238
14,017	Mexican Udibonos
	2.500%, 12/10/2020 (l)	73,374
	Nota Do Tesouro Nacional
2,065	10.000%, 01/01/2021	539,594
120	10.000%, 01/01/2023	33,169
1,630	10.000%, 01/01/2025	465,824
5,220	10.000%, 01/01/2027	1,530,303
	Republic of Ghana Government Bond
1,810,000	16.250%, 05/17/2021	310,091
200,000	24.500%, 06/21/2021	37,328
390,000	24.750%, 07/19/2021	73,368
99,000	19.500%, 10/18/2021	16,911
300,000	18.750%, 01/24/2022	51,177
200,000	16.500%, 02/06/2023	31,794
300,000	19.750%, 03/25/2024	50,795
150,000	16.250%, 04/07/2025	22,369
910,000	19.000%, 11/02/2026	146,687
910,000	19.750%, 03/15/2032	146,293
	Total Foreign Government Debt Obligations (Cost $16,245,431)	13,790,701

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 22.25%
	Federal Home Loan Mortgage Corp.
414,968	Series 4116, 1.350%, 08/15/2042	398,902
403,342	Series 4768, 2.040% (1 Month LIBOR USD + 0.300%, 0.300% Floor, 6.500% Cap), 03/15/2048 (b)	399,463
	Federal National Mortgage Association
297,510	Series 9445, 3.000%, 07/01/2031	308,243
700,000	Pool #3993, 2.630%, 09/01/2031	707,409
462,634	Pool #1201, 3.500%, 10/01/2032	483,936
280,807	Pool #0039, 2.500%, 04/01/2033	284,659
206,635	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%, 0.000% Floor, 6.000% Cap), 08/25/2033 (b)(i)	213,634
395,111	Pool #CA4507, 2.500%, 11/01/2034	401,056
353,586	Pool #2012-63, 2.000%, 08/25/2040	352,387
797,965	Pool #2014-95, 3.000%, 04/25/2041	813,715
368,513	Pool #2012-150, 1.750%, 01/25/2043	363,507
483,729	Pool #2018-23, 2.750%, 12/25/2043	489,588
153,451	Series 9003, 3.000%, 11/01/2046	157,213
649,172	Pool #1000, 3.000%, 04/01/2047	663,455
359,587	Pool #1827, 3.000%, 07/01/2047	368,396
458,788	Series 0862, 3.500%, 09/01/2047	476,429
367,516	Pool #2018-27, 3.000%, 12/25/2047	370,615
348,855	Pool #3392, 4.000%, 01/01/2048	366,667
833,479	Series 3332, 3.500%, 04/01/2048	865,209
427,502	Pool #2018-31, 2.092% (1 Month LIBOR USD + 0.300%, 0.300% Floor, 6.500% Cap), 05/25/2048 (b)	423,681
369,196	Pool #2018-36, 3.000%, 06/25/2048	378,601
349,604	Pool #2018-38, 3.000%, 06/25/2048	353,637
401,465	Pool #3414, 3.500%, 07/01/2048	414,963
	Government National Mortgage Association
470,933	Pool #2010-62, 3.985% (1 Month LIBOR USD + 5.750%, 0.000% Floor, 5.75% Cap), 05/20/2040 (b)(i)(n)	79,225
483,047	Pool #2011-72, 3.615% (1 Month LIBOR USD + 5.380%, 0.000% Floor, 5.380% Cap), 05/20/2041 (b)(i)(n)	73,370
607,788	Pool #2012-40, 4.000%, 01/20/2042	637,131
887,871	Pool #2013-113, 4.485% (1 Month LIBOR USD + 6.250%, 0.000% Floor, 6.250% Cap), 03/20/2043 (b)(i)(n)	121,256
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $10,743,076)	10,966,347

	U.S. TREASURY OBLIGATIONS - 19.31%
400,000	U.S. Treasury Bonds
	2.875%, 05/15/2049	442,203
	U.S. Treasury Notes
5,340,000	1.125%, 07/31/2021	5,301,306
3,210,000	1.500%, 09/30/2021	3,205,611
200,000	3.125%, 11/15/2028	220,102
330,000	2.625%, 02/15/2029	350,051
	Total U.S. Treasury Obligations (Cost $9,519,246)	9,519,273

	SHORT TERM INVESTMENTS - 14.08%
	Foreign Government Debt Obligation - 9.74%
	Argentina Treasury Bill
582,150	63.581%, 02/26/2020 (c)(h)	7,584
349,150	78.927%, 03/11/2020 (c)(h)	4,199
5,402,100	0.000%, 03/30/2020 (c)(h)	81,205
1,109,150	0.000%, 04/08/2020 (c)(h)	17,599
3,951,315	0.000%, 04/28/2020 (h)	75,896
9,023,100	0.000%, 04/30/2020 (c)(h)	161,256
422,710	0.000%, 05/13/2020 (h)	6,390
211,100	0.000%, 05/28/2020 (c)(h)	3,561
1,268,110	0.000%, 07/31/2020 (c)(h)	17,050
648,940	0.000%, 08/27/2020 (c)(h)	9,321
	Brazil Letras do Tesouro Nacional
50,000	0.000%, 01/01/2020 (h)	12,430
170,000	0.000%, 04/01/2020 (h)	41,828
130,000	0.000%, 07/01/2020 (h)	31,660
80,000	0.000%, 04/01/2021 (h)	18,786
5,130,000	0.000%, 07/01/2021 (h)	1,187,753
	Japan Treasury Discount Bill
32,000,000	(0.098)%, 01/14/2020 (h)	294,551
19,000,000	(0.140)%, 01/20/2020 (h)	174,893
32,000,000	(0.157)%, 01/27/2020 (h)	294,565
28,900,000	(0.164)%, 02/03/2020 (h)	266,030
71,700,000	(0.161)%, 02/10/2020 (h)	660,019
49,900,000	(0.156)%, 02/25/2020 (h)	459,404
15,700,000	(0.153)%, 03/10/2020 (h)	144,536
14,950,000	(0.148)%, 04/10/2020 (h)	137,647
13,500,000	(0.151)%, 05/11/2020 (h)	124,314
1,500,000	(0.152)%, 05/20/2020 (h)	13,813
14,000,000	(0.141)%, 09/23/2020 (h)	128,980
	Mexico Cetes
298,410	20.883%, 01/02/2020 (h)	157,792
511,760	7.330%, 02/27/2020 (h)	267,456
		4,800,518

Number of Shares
	Money Market Funds - 4.34%
2,141,477	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (k)	2,141,477
	Total Short Term Investments (Cost $7,333,343)	6,941,995

	Total Investments (Cost $54,489,567) - 97.91%	48,261,517
	Other Assets in Excess of Liabilities - 2.09%	1,031,957
	TOTAL NET ASSETS - 100.00%	$49,293,474

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2019.
(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.
(c)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $925,323, which represents 1.88% of total net assets.
(d)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $785,883, which represents 1.59% of total net assets.

(e)	As of December 31, 2019, the Valuation Committee has fair valued these securities. The value of these securities total $0, which represents 0.00% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as level 3 in the fair value hierarchy.
(g)	Non-income producing.
(h)	Zero coupon bond. The yield to maturity is listed.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(j)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2019.
(k)	Seven-day yield as of December 31, 2019.
(l)	Represents an inflation protected security.
(m)	Variable rate security. The coupon rate will be 0.00% until 2021. The effective yield is listed.
(n)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2019. These securities are liquid according to the Fund's liquidity guidelines and the value of these securities total $464,922 which represents 0.94% of total net assets.

GuideMark® Opportunistic Fixed Income Fund
Schedule of Open Forward Currency Contracts (Unaudited)
December 31, 2019

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
1/15/2020	JP Morgan Chase	Australian Dollar	415,000	U.S. Dollar	283,045	$8,293
3/18/2020	Citibank	Brazilian Real	3,300,000	Euro	718,876	7,339
1/23/2020	Deutsche Bank	Euro	44,000	U.S. Dollar	48,964	464
3/6/2020	Citibank	Euro	190,790	U.S. Dollar	212,817	2,077
3/9/2020	Deutsche Bank	Euro	183,683	U.S. Dollar	204,992	1,937
3/10/2020	Bank of America	Euro	112,749	U.S. Dollar	126,047	979
3/23/2020	Goldman Sachs	Euro	113,324	U.S. Dollar	126,629	1,153
4/8/2020	Bank of America	Euro	310,152	U.S. Dollar	346,971	3,107
4/14/2020	Barclays	Euro	189,000	U.S. Dollar	211,400	2,010
4/14/2020	Citibank	Euro	602,674	U.S. Dollar	674,002	6,510
4/23/2020	Goldman Sachs	Euro	113,352	U.S. Dollar	126,904	1,159
4/24/2020	UBS	Euro	203,500	U.S. Dollar	228,138	1,788
4/27/2020	Deutsche Bank	Euro	21,315	U.S. Dollar	23,856	231
4/29/2020	Goldman Sachs	Euro	22,812	U.S. Dollar	25,549	234
4/30/2020	HSBC	Euro	34,118	U.S. Dollar	38,203	360
5/4/2020	Citibank	Euro	66,791	U.S. Dollar	74,789	722
5/6/2020	BNP Parabis	Euro	120,000	U.S. Dollar	134,385	1,299
1/7/2020	BNP Parabis	Indian Rupee	943,600	U.S. Dollar	13,281	(70)
1/13/2020	BNP Parabis	Indian Rupee	13,361,000	U.S. Dollar	187,992	(1,047)
1/15/2020	JP Morgan Chase	Indian Rupee	7,700,000	U.S. Dollar	108,298	(584)
1/14/2020	JP Morgan Chase	Japanese Yen	32,273,555	Australian Dollar	440,000	(11,614)
2/21/2020	JP Morgan Chase	Japanese Yen	47,293,206	Australian Dollar	660,875	(27,825)
2/25/2020	Citibank	Japanese Yen	36,652,317	Australian Dollar	512,683	(21,875)
3/6/2020	Citibank	Japanese Yen	36,202,663	Australian Dollar	505,500	(20,873)
3/12/2020	HSBC	Japanese Yen	24,673,085	Australian Dollar	335,000	(7,495)
3/12/2020	JP Morgan Chase	Japanese Yen	29,103,968	Australian Dollar	390,000	(5,213)
3/13/2020	HSBC	Japanese Yen	12,639,585	Australian Dollar	170,000	(2,701)
5/21/2020	JP Morgan Chase	Japanese Yen	95,856,707	Australian Dollar	1,321,750	(41,263)
6/12/2020	HSBC	Japanese Yen	37,203,445	Australian Dollar	505,000	(10,125)
6/12/2020	JP Morgan Chase	Japanese Yen	56,895,913	Australian Dollar	770,000	(13,861)
8/21/2020	JP Morgan Chase	Japanese Yen	46,968,319	Australian Dollar	660,875	(28,105)
8/24/2020	Citibank	Japanese Yen	36,292,621	Australian Dollar	511,317	(22,142)
2/25/2020	HSBC	Japanese Yen	12,555,518	Euro	106,399	(3,845)
3/25/2020	HSBC	Japanese Yen	12,578,869	Euro	106,402	(3,659)
3/31/2020	Citibank	Japanese Yen	36,374,784	Euro	308,680	(11,718)
4/30/2020	Citibank	Japanese Yen	37,341,019	Euro	308,680	(2,847)
5/22/2020	HSBC	Japanese Yen	25,343,314	Euro	212,799	(5,699)
6/30/2020	Citibank	Japanese Yen	36,368,610	Euro	308,680	(12,029)
8/24/2020	HSBC	Japanese Yen	12,572,925	Euro	106,399	(3,843)
9/30/2020	Citibank	Japanese Yen	73,831,095	Euro	617,360	(14,234)
1/24/2020	BNP Parabis	Japanese Yen	37,740,000	U.S. Dollar	351,759	(3,947)
2/26/2020	Citibank	Japanese Yen	38,060,400	U.S. Dollar	362,377	(10,958)
2/27/2020	Citibank	Japanese Yen	25,952,300	U.S. Dollar	246,851	(7,214)
2/27/2020	JP Morgan Chase	Japanese Yen	25,650,300	U.S. Dollar	243,970	(7,122)
2/28/2020	Citibank	Japanese Yen	49,839,000	U.S. Dollar	477,392	(17,166)
3/6/2020	HSBC	Japanese Yen	14,396,340	U.S. Dollar	135,697	(2,703)
3/6/2020	JP Morgan Chase	Japanese Yen	13,672,920	U.S. Dollar	129,018	(2,707)
3/23/2020	HSBC	Japanese Yen	64,975,080	U.S. Dollar	611,510	(10,665)
3/23/2020	JP Morgan Chase	Japanese Yen	43,985,160	U.S. Dollar	413,633	(6,889)
3/24/2020	Citibank	Japanese Yen	19,980,000	U.S. Dollar	187,374	(2,602)
3/24/2020	JP Morgan Chase	Japanese Yen	11,415,950	U.S. Dollar	108,375	(2,802)
5/26/2020	JP Morgan Chase	Japanese Yen	25,649,800	U.S. Dollar	238,869	(819)
6/8/2020	HSBC	Japanese Yen	14,396,350	U.S. Dollar	136,485	(2,777)
6/8/2020	JP Morgan Chase	Japanese Yen	13,672,910	U.S. Dollar	129,777	(2,789)
6/18/2020	HSBC	Japanese Yen	44,820,000	U.S. Dollar	413,373	3,131
6/22/2020	JP Morgan Chase	Japanese Yen	32,606,160	U.S. Dollar	305,906	(2,835)
6/24/2020	BNP Parabis	Japanese Yen	55,637,050	U.S. Dollar	531,399	(14,200)
8/31/2020	Citibank	Japanese Yen	31,227,000	U.S. Dollar	302,149	(10,712)
9/8/2020	HSBC	Japanese Yen	20,466,520	U.S. Dollar	191,294	(193)
1/3/2020	Deutsche Bank	Norwegian Krone	582,000	U.S. Dollar	63,754	2,540
2/26/2020	Deutsche Bank	Norwegian Krone	1,425,500	U.S. Dollar	159,190	3,213
3/23/2020	Deutsche Bank	Norwegian Krone	1,164,500	U.S. Dollar	130,247	2,425
3/24/2020	Deutsche Bank	Norwegian Krone	876,000	U.S. Dollar	97,419	2,385
5/18/2020	Deutsche Bank	Norwegian Krone	476,000	U.S. Dollar	51,755	2,477
5/19/2020	Deutsche Bank	Norwegian Krone	1,923,000	U.S. Dollar	211,630	7,462
5/27/2020	Deutsche Bank	Norwegian Krone	1,425,500	U.S. Dollar	156,502	5,909
6/19/2020	Deutsche Bank	Norwegian Krone	1,923,000	U.S. Dollar	213,569	5,523
6/30/2020	Deutsche Bank	Norwegian Krone	582,000	U.S. Dollar	65,064	1,245
9/24/2020	Deutsche Bank	Norwegian Krone	1,164,500	U.S. Dollar	129,059	3,593
11/16/2020	Deutsche Bank	Norwegian Krone	1,152,000	U.S. Dollar	126,012	5,203
1/30/2020	HSBC	South Korea Won	47,000,000	U.S. Dollar	40,108	562
2/13/2020	Deutsche Bank	Swedish Krona	1,106,300	Euro	103,627	1,807
3/13/2020	Deutsche Bank	Swedish Krona	1,106,400	Euro	103,597	1,803
4/15/2020	Deutsche Bank	Swedish Krona	1,106,300	Euro	101,784	3,781
5/13/2020	Deutsche Bank	Swedish Krona	1,106,300	Euro	103,928	1,308
6/15/2020	Deutsche Bank	Swedish Krona	2,212,700	Euro	208,888	1,333
2/10/2020	UBS	Swiss Franc	197,966	Euro	180,166	2,544
2/12/2020	Goldman Sachs	Swiss Franc	194,284	Euro	176,873	2,435
5/8/2020	UBS	Swiss Franc	197,966	Euro	180,318	2,539
5/12/2020	Goldman Sachs	Swiss Franc	194,284	Euro	177,024	2,431
8/10/2020	UBS	Swiss Franc	197,966	Euro	180,461	2,542
8/12/2020	Goldman Sachs	Swiss Franc	194,284	Euro	177,170	2,424
11/9/2020	UBS	Swiss Franc	197,965	Euro	180,599	2,542
11/12/2020	Goldman Sachs	Swiss Franc	194,284	Euro	177,299	2,434
1/15/2020	JP Morgan Chase	U.S. Dollar	290,755	Australian Dollar	415,000	(583)
2/4/2020	JP Morgan Chase	U.S. Dollar	200,306	Brazilian Real	824,600	(4,455)
3/3/2020	JP Morgan Chase	U.S. Dollar	250,373	Brazilian Real	1,033,900	(6,023)
5/5/2020	JP Morgan Chase	U.S. Dollar	225,616	Brazilian Real	935,200	(5,543)
1/23/2020	Deutsche Bank	U.S. Dollar	50,108	Euro	44,000	681
3/6/2020	Citibank	U.S. Dollar	213,017	Euro	190,790	(1,877)
3/9/2020	Deutsche Bank	U.S. Dollar	204,687	Euro	183,683	(2,242)
3/10/2020	Bank of America	U.S. Dollar	125,636	Euro	112,748	(1,390)
3/23/2020	Goldman Sachs	U.S. Dollar	127,011	Euro	113,324	(771)
4/8/2020	Bank of America	U.S. Dollar	344,631	Euro	310,152	(5,447)
4/14/2020	Barclays	U.S. Dollar	210,119	Euro	189,000	(3,291)
4/14/2020	Citibank	U.S. Dollar	668,697	Euro	602,674	(11,815)
4/23/2020	Goldman Sachs	U.S. Dollar	127,985	Euro	113,352	(78)
4/24/2020	UBS	U.S. Dollar	229,289	Euro	203,500	(638)
4/27/2020	Deutsche Bank	U.S. Dollar	23,992	Euro	21,315	(95)
4/29/2020	Goldman Sachs	U.S. Dollar	25,635	Euro	22,812	(148)
4/30/2020	HSBC	U.S. Dollar	38,376	Euro	34,118	(186)
5/4/2020	Citibank	U.S. Dollar	75,295	Euro	66,791	(216)
5/6/2020	BNP Parabis	U.S. Dollar	2,082,267	Euro	1,845,000	(3,879)
5/21/2020	Citibank	U.S. Dollar	1,815,356	Euro	1,620,000	(18,096)
5/26/2020	Deutsche Bank	U.S. Dollar	373,460	Euro	333,864	(4,512)
5/27/2020	Morgan Stanley	U.S. Dollar	98,695	Euro	88,500	(1,503)
5/29/2020	Bank of America	U.S. Dollar	207,890	Euro	186,500	(3,289)
7/23/2020	Citibank	U.S. Dollar	632,231	Euro	556,823	(445)
10/15/2020	Citibank	U.S. Dollar	71,747	Euro	63,594	(892)
1/7/2020	BNP Parabis	U.S. Dollar	13,159	Indian Rupee	943,600	(52)
1/13/2020	BNP Parabis	U.S. Dollar	183,159	Indian Rupee	13,361,000	(3,786)
1/15/2020	JP Morgan Chase	U.S. Dollar	262,050	Indian Rupee	18,920,000	(2,618)
2/3/2020	HSBC	U.S. Dollar	169,600	Indian Rupee	12,161,294	(179)
2/5/2020	HSBC	U.S. Dollar	141,759	Indian Rupee	10,165,299	(128)
2/6/2020	BNP Parabis	U.S. Dollar	13,273	Indian Rupee	951,400	(6)
2/6/2020	HSBC	U.S. Dollar	199,874	Indian Rupee	14,268,000	740
2/14/2020	HSBC	U.S. Dollar	55,496	Indian Rupee	4,017,472	(532)
2/18/2020	HSBC	U.S. Dollar	143,900	Indian Rupee	10,432,000	(1,532)
2/20/2020	Citibank	U.S. Dollar	327,458	Indian Rupee	23,780,000	(3,994)
2/20/2020	JP Morgan Chase	U.S. Dollar	127,299	Indian Rupee	9,223,780	(1,264)
3/16/2020	JP Morgan Chase	U.S. Dollar	34,635	Indian Rupee	2,529,220	(520)
4/29/2020	JP Morgan Chase	U.S. Dollar	124,841	Indian Rupee	9,051,000	(269)
5/12/2020	Citibank	U.S. Dollar	204,056	Indian Rupee	14,943,000	(4,956)
5/18/2020	JP Morgan Chase	U.S. Dollar	76,738	Indian Rupee	5,651,000	(1,187)
2/26/2020	Citibank	U.S. Dollar	357,233	Japanese Yen	38,060,400	5,814
2/27/2020	Citibank	U.S. Dollar	243,602	Japanese Yen	25,952,300	3,965
2/28/2020	Citibank	U.S. Dollar	472,849	Japanese Yen	49,839,000	12,624
3/6/2020	JP Morgan Chase	U.S. Dollar	129,966	Japanese Yen	13,672,920	3,655
3/23/2020	HSBC	U.S. Dollar	599,118	Japanese Yen	62,755,558	18,799
3/23/2020	JP Morgan Chase	U.S. Dollar	418,487	Japanese Yen	43,985,160	11,743
3/24/2020	Citibank	U.S. Dollar	187,829	Japanese Yen	19,980,000	3,057
3/24/2020	JP Morgan Chase	U.S. Dollar	108,620	Japanese Yen	11,415,950	3,047
6/8/2020	JP Morgan Chase	U.S. Dollar	130,652	Japanese Yen	13,672,910	3,663
6/22/2020	JP Morgan Chase	U.S. Dollar	210,529	Japanese Yen	22,016,160	5,891
8/31/2020	Citibank	U.S. Dollar	296,363	Japanese Yen	31,227,000	4,925
4/6/2020	HSBC	U.S. Dollar	868,522	Mexican Peso	17,690,000	(53,637)
4/8/2020	Citibank	U.S. Dollar	78,075	Mexican Peso	1,568,000	(3,639)
6/17/2020	Citibank	U.S. Dollar	264,528	Mexican Peso	5,378,000	(12,882)
10/7/2020	HSBC	U.S. Dollar	632,090	Mexican Peso	13,190,000	(37,615)
10/8/2020	Citibank	U.S. Dollar	78,081	Mexican Peso	1,609,000	(3,602)
10/9/2020	Citibank	U.S. Dollar	58,586	Mexican Peso	1,209,000	(2,783)
10/13/2020	Citibank	U.S. Dollar	194,891	Mexican Peso	4,030,000	(9,555)
10/15/2020	Citibank	U.S. Dollar	287,908	Mexican Peso	5,932,000	(12,945)
10/16/2020	Citibank	U.S. Dollar	266,021	Mexican Peso	5,431,000	(9,385)
1/3/2020	Deutsche Bank	U.S. Dollar	65,051	Norwegian Krone	582,000	(1,243)
1/29/2020	Citibank	U.S. Dollar	15,826	South Korea Won	18,558,803	(233)
1/30/2020	HSBC	U.S. Dollar	64,818	South Korea Won	75,856,853	(822)
2/26/2020	Citibank	U.S. Dollar	13,083	South Korea Won	15,718,394	(528)
2/28/2020	Citibank	U.S. Dollar	15,447	South Korea Won	18,558,803	(624)
3/9/2020	Goldman Sachs	U.S. Dollar	892,926	South Korea Won	1,037,000,000	(5,298)
5/6/2020	JP Morgan Chase	U.S. Dollar	344,382	South Korea Won	400,000,000	(2,638)
						$(443,776)

GuideMark® Opportunistic Fixed Income Fund
Schedule of Open Swap Contracts
Interest Rate Swaps (Unaudited)
December 31, 2019
									Upfront
		Floating	Fixed	Fixed					Premiums	Unrealized
Pay/Receive	Floating	Payment	Pay	Payment	Maturity		Notional	Fair	Paid	Appreciation
Floating Rate	Rate Index	Frequency	Rate	Frequency	Date	Counterparty	Amount	Value	(Received)	(Depreciation)
Receive	3-MO-USD-LIBOR*	Quarterly	3.002%	Semi-Annual	2/22/2048	HSBC	$274,000	$(54,856)	$-	$(54,856)
Receive	3-MO-USD-LIBOR*	Quarterly	3.019%	Semi-Annual	2/23/2048	HSBC	274,000	(55,872)	-	(55,872)
Receive	3-MO-USD-LIBOR**	Quarterly	1.907%	Semi-Annual	12/13/2049	Citibank	900,000	(37,993)	-	(37,993)
Receive	3-MO-USD-LIBOR	Quarterly	2.980%	Semi-Annual	2/20/2048	Citibank	274,000	(53,501)	-	(53,501)
Receive	3-MO-USD-LIBOR**	Quarterly	2.587%	Semi-Annual	7/27/2047	Citibank	1,100,000	(118,259)	-	(118,259)
								$(320,481)	$-	$(320,481)

* Centrally cleared swap, clearing agent: Citibank
** Centrally cleared swap, clearing agent: JP Morgan Chase